Restatement of Previously Issued Financial Statements (Details) - Schedule of statement of cash flow - FaZe Clan Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
As Previously Report [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities $	$ (14,031)	$ (20,928)
Net cash provided by financing activities	7,254	32,647
Net change in cash	(7,568)	10,511
Supplemental Disclosure for Non-cash Investing and Financing Activities for the year ended December 31, 2019
Issuance of convertible debt prior to receipt of cash $
Restatement Adjustments [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities $	(2,825)	2,825
Net cash provided by financing activities	2,825	(2,825)
Net change in cash
Supplemental Disclosure for Non-cash Investing and Financing Activities for the year ended December 31, 2019
Issuance of convertible debt prior to receipt of cash $		2,825
As Restated [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities $	(16,856)	(18,103)
Net cash provided by financing activities	10,079	29,822
Net change in cash	$ (7,568)	10,511
Supplemental Disclosure for Non-cash Investing and Financing Activities for the year ended December 31, 2019
Issuance of convertible debt prior to receipt of cash $		$ 2,825